Note 11 - Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
							2019 &
In millions	Total	2014	2015	2016	2017	2018	thereafter
Recorded contractual obligations:
Long-term debt (1)	$3,706	$-	$200	$545	$22	$155	$2,784
Short-term debt	1,171	1,171	-	-	-	-	-
Environmental remediation liabilities (2)	447	70	82	80	48	63	104
Pipeline replacement program costs (2)	5	5	-	-	-	-	-
Total	$5,329	$1,246	$282	$625	$70	$218	$2,888
Unrecorded contractual obligations and commitments(3) (8):
Pipeline charges, storage capacity and gas supply (4)	$2,298	$733	$507	$299	$138	$102	$519
Interest charges (5)	2,899	185	175	161	147	145	2,086
Operating leases (6)	203	28	27	24	21	17	86
Asset management agreements (7)	19	8	5	4	2	-	-
Standby letters of credit, performance/surety bonds (8)	27	27	-	-	-	-	-
Other	5	1	2	2	-	-	-
Total	$5,451	$982	$716	$490	$308	$264	$2,691